Inventories - Schedule Of Inventories, Net Of Reserves (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Stock of raw materials	$ 21,299,000	$ 18,550,000
Work in progress	32,825,000	29,397,000
Finished goods	198,068,000	205,812,000
Inventories, net	$ 252,192,000	253,759,000
HMH Holding BV And Subsidiaries [Member]
Inventory [Line Items]
Stock of raw materials		18,550	$ 26,354
Work in progress		29,397	45,585
Finished goods		205,812	208,018
Inventories, net		$ 253,759,000	$ 279,957,000